(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Net (Loss) Income Attributable To Ordinary Shareholders

A reconciliation of net (loss) income attributable to the Company’s ordinary shareholders in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted (loss) earnings per share for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net (loss) income attributable to the Company’s ordinary shareholders	(17,361)	23,086	232,124	37,412
Undistributed earnings allocated to participating Contingently Redeemable Ordinary Shares	—	(1,765)	—	—

(Loss) income allocated to Class A and Class B ordinary shares for computing (loss) earnings per share-basic and diluted	(17,361)	21,321	232,124	37,412

Basic and Diluted Earnings Per Share

Basic and diluted earnings (loss) per share for the years ended December 31, 2012, 2013 and 2014 are calculated as follows:

	For the Years Ended December 31,
	2012		2013		2014		2014
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
	RMB	RMB	RMB	RMB	RMB	RMB	US$	US$
(Loss) earnings per share—basic:
Numerator:
Allocation of net (loss) income attributable to ordinary shareholders used in calculating (loss) earnings per ordinary share—basic	(6,487)	(10,874)	8,976	12,345	133,048	99,076	21,444	15,968
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (loss) earnings per share	113,235,967	189,617,092	134,538,407	185,038,423	242,817,198	180,821,228	242,817,198	180,821,228

Denominator used for (loss) earnings per share	113,235,967	189,617,092	134,538,407	185,038,423	242,817,198	180,821,228	242,817,198	180,821,228
Denominator used for (loss) earnings per ADS	8,088,283	13,544,078	9,609,886	13,217,030	17,344,086	12,915,802	17,344,086	12,915,802
(Loss) earnings per share—basic	(0.06)	(0.06)	0.07	0.07	0.55	0.55	0.09	0.09
(Loss) earnings per ADS—basic	(0.84)	(0.84)	0.98	0.98	7.67	7.67	1.24	1.24
(Loss) earnings per share—diluted:
Numerator:
Allocation of net (loss) income attributable to ordinary shareholders used in calculating (loss) earnings per ordinary share—diluted	(6,487)	(10,874)	9,494	11,827	138,814	93,310	22,373	15,039
Reallocation of net (loss) income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	(10,874)	—	11,827	—	93,310	—	15,039	—
Net (loss) income attributable to ordinary shareholders	(17,361)	(10,874)	21,321	11,827	232,124	93,310	37,412	15,039
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (loss) earnings per share	113,235,967	189,617,092	134,538,407	185,038,423	242,817,198	180,821,228	242,817,198	180,821,228
Conversion of Class B to Class A ordinary shares	189,617,092	—	185,038,423	—	180,821,228	—	180,821,228	—
Dilutive effect of convertible securities:
Share options	—	—	12,297,251	—	23,642,765	—	23,642,765	—
RSUs	—	—	734,995	—	652,553	—	652,553	—
Warrants	—	—	971,193	—	1,889,261	—	1,889,261	—

Denominator used for (loss) earnings per share	302,853,059	189,617,092	333,580,269	185,038,423	449,823,005	180,821,228	449,823,005	180,821,228
Denominator used for (loss) earnings per ADS	21,632,361	13,544,078	23,827,162	13,217,030	32,130,215	12,915,802	32,130,215	12,915,802
(Loss) earnings per share—diluted	(0.06)	(0.06)	0.06	0.06	0.52	0.52	0.08	0.08
(Loss) earnings per ADS—diluted	(0.84)	(0.84)	0.84	0.84	7.22	7.22	1.16	1.16